SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total current tax provision					$ 3,352,802	$ 4,409,589
Total deferred tax provision
Income tax provision	$ 1,556,095	$ 1,158,653	$ 2,961,494	$ 2,159,958	3,352,802	4,409,589
PRC [Member]
Disaggregation of Revenue [Line Items]
Total current tax provision					3,352,802	4,409,589
BVI [Member]
Disaggregation of Revenue [Line Items]
Total deferred tax provision
HONG KONG
Disaggregation of Revenue [Line Items]
Total deferred tax provision
CHINA
Disaggregation of Revenue [Line Items]
Total deferred tax provision